CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Unaudited) - USD ($) $ in Thousands	Ordinary shares [Member]		Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2021	$ 638		$ 233,098	$ (178,142)	$ 55,594
Balance, shares at Dec. 31, 2021	23,126,804
Loss for the period				(5,731)	(5,731)
Exercise of options		[1]	15		15
Exercise of options, shares	2,665
Share-based compensation			473		473
Balance at Jun. 30, 2022	$ 638		233,586	(183,873)	50,351
Balance, shares at Jun. 30, 2022	23,129,469
Balance at Mar. 31, 2022	$ 638		233,224	(183,739)	50,123
Balance, shares at Mar. 31, 2022	23,127,669
Loss for the period				(134)	(134)
Exercise of options		[1]	10		10
Exercise of options, shares	1,800
Share-based compensation			352		352
Balance at Jun. 30, 2022	$ 638		233,586	(183,873)	50,351
Balance, shares at Jun. 30, 2022	23,129,469
Balance at Dec. 31, 2022	$ 638		234,640	(193,065)	$ 42,213
Balance, shares at Dec. 31, 2022	23,129,469				23,129,469
Loss for the period				(16,691)	$ (16,691)
Issuance of shares and warrants through public offering, net of issuance costs	$ 74		11,468		11,542
Issuance of shares and warrants through public offering, net of issuance costs Shares	2,560,000
Issuance of shares and warrants through private placement from the controlling shareholder	$ 56		9,944		10,000
Issuance of shares and warrants through private placement from the controlling shareholder Shares	2,000,000
Exercise of options	$ 3		177		180
Exercise of options, shares	116,485
Share-based compensation			1,052		1,052
Balance at Jun. 30, 2023	$ 771		257,281	(209,756)	$ 48,296
Balance, shares at Jun. 30, 2023	27,805,954				27,805,954
Balance at Mar. 31, 2023	$ 712		246,678	(203,786)	$ 43,604
Balance, shares at Mar. 31, 2023	25,702,237
Loss for the period				(5,970)	(5,970)
Issuance of shares and warrants through private placement from the controlling shareholder	$ 56		9,944		10,000
Issuance of shares and warrants through private placement from the controlling shareholder Shares	2,000,000
Exercise of options	$ 3		161		164
Exercise of options, shares	103,717
Share-based compensation			498		498
Balance at Jun. 30, 2023	$ 771		$ 257,281	$ (209,756)	$ 48,296
Balance, shares at Jun. 30, 2023	27,805,954				27,805,954

[1]	less than $1 thousand.